STOCK-BASED COMPENSATION - Unrecognized Compensation Cost on Nonvested Awards (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Unrecognized Compensation Cost	$ 10,401	$ 4,593
Weighted Ave. Remaining Recognition Period (in years)	1 year 1 month 24 days	11 months 4 days